Average Annual Total Returns			12 Months Ended	60 Months Ended		120 Months Ended
		Feb. 29, 2024	Dec. 31, 2023	Dec. 31, 2023		Dec. 31, 2023
INVESCO CORPORATE BOND FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			3.32%	2.17%		2.76%
Performance Inception Date		Sep. 23, 1971
INVESCO CORPORATE BOND FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.38%	0.35%		1.01%
INVESCO CORPORATE BOND FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.92%	0.96%		1.39%
INVESCO CORPORATE BOND FUND | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent			6.07%	2.31%		2.60%
Performance Inception Date		Aug. 30, 1993
INVESCO CORPORATE BOND FUND | Class R
Prospectus [Line Items]
Average Annual Return, Percent			7.79%	2.83%		2.97%
Performance Inception Date		Jun. 06, 2011
INVESCO CORPORATE BOND FUND | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent			8.32%	3.34%		3.49%
Performance Inception Date		Aug. 12, 2005
INVESCO CORPORATE BOND FUND | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			8.22%	3.38%		3.57%
Performance Inception Date		Jun. 01, 2010
INVESCO CORPORATE BOND FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			8.46%	3.47%		3.64%
Performance Inception Date		Sep. 24, 2012
INVESCO CORPORATE BOND FUND | Bloomberg U.S. Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.18%	2.45%		2.83%
INVESCO CORPORATE BOND FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.53%	1.10%		1.81%
INVESCO Global Real Estate Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			2.68%	0.62%		2.20%
Performance Inception Date		Apr. 29, 2005
INVESCO Global Real Estate Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.98%	(1.23%)		0.50%
INVESCO Global Real Estate Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.66%	0.13%		1.25%
INVESCO Global Real Estate Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			6.87%	1.01%		2.15%
Performance Inception Date		Apr. 29, 2005
INVESCO Global Real Estate Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			8.33%	1.49%		2.51%
Performance Inception Date		Apr. 29, 2005
INVESCO Global Real Estate Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			8.90%	2.02%		3.03%
Performance Inception Date		Oct. 03, 2008
INVESCO Global Real Estate Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			9.08%	2.16%		3.21%
Performance Inception Date		Apr. 29, 2005
INVESCO Global Real Estate Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			9.17%	2.24%		3.28%
Performance Inception Date		Sep. 24, 2012
INVESCO Global Real Estate Fund | Custom Invesco Global Real Estate Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		9.67%	2.40%		3.52%
INVESCO Global Real Estate Fund | MSCI World IndexSM (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.79%	12.80%		8.60%
INVESCO Government Money Market Fund | Invesco Cash Reserve
Prospectus [Line Items]
Average Annual Return, Percent			4.74%	1.60%		0.97%
Performance Inception Date		Oct. 16, 1993
INVESCO Government Money Market Fund | Invesco Cash Reserve | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.78%	0.94%		0.57%
INVESCO Government Money Market Fund | Invesco Cash Reserve | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.78%	0.94%		0.57%
INVESCO Government Money Market Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			4.68%	1.56%	[3]	0.93%	[3]
Performance Inception Date		May 15, 2020
INVESCO Government Money Market Fund | CLASS AX
Prospectus [Line Items]
Average Annual Return, Percent			4.74%	1.60%		0.97%
Performance Inception Date		Jun. 07, 2010
INVESCO Government Money Market Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			3.11%	1.22%		0.80%
Performance Inception Date		Aug. 04, 1997
INVESCO Government Money Market Fund | CLASS CX
Prospectus [Line Items]
Average Annual Return, Percent			2.96%	1.17%		0.80%
Performance Inception Date		Jun. 07, 2010
INVESCO Government Money Market Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			4.48%	1.45%		0.86%
Performance Inception Date		Jun. 03, 2002
INVESCO Government Money Market Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			4.89%	1.69%		1.05%
Performance Inception Date		Oct. 03, 2008
INVESCO Government Money Market Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			4.89%	1.69%		1.05%
Performance Inception Date		Sep. 30, 2003
INVESCO Government Money Market Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			4.98%	1.73%		1.09%	[4]
Performance Inception Date		Apr. 04, 2017
INVESCO High Yield Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			5.26%	2.90%		2.60%
Performance Inception Date		Jul. 11, 1978
INVESCO High Yield Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.61%	0.64%		0.34%
INVESCO High Yield Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.03%	1.24%		0.95%
INVESCO High Yield Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			8.08%	3.07%		2.43%
Performance Inception Date		Aug. 04, 1997
INVESCO High Yield Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			9.84%	4.00%		3.29%
Performance Inception Date		Oct. 03, 2008
INVESCO High Yield Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			9.57%	3.74%		3.04%
Performance Inception Date		Sep. 30, 2003
INVESCO High Yield Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			9.92%	4.15%		3.36%
Performance Inception Date		Apr. 30, 2004
INVESCO High Yield Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			9.99%	4.20%		3.46%
Performance Inception Date		Sep. 24, 2012
INVESCO High Yield Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%	1.10%		1.81%
INVESCO High Yield Fund | Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.44%	5.35%		4.59%
INVESCO Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			1.15%	(0.61%)		0.10%
Performance Inception Date		Apr. 28, 1987
INVESCO Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.12%)	(2.28%)		(1.16%)
INVESCO Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.64%	(1.14%)		(0.44%)
INVESCO Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			3.93%	(0.45%)		(0.05%)
Performance Inception Date		Aug. 04, 1997
INVESCO Income Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			5.46%	0.02%		0.29%
Performance Inception Date		Jun. 03, 2002
INVESCO Income Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			5.83%	0.51%		0.79%
Performance Inception Date		Oct. 03, 2008
INVESCO Income Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			5.80%	0.36%		0.60%
Performance Inception Date		Sep. 30, 2003
INVESCO Income Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			6.07%	0.63%		0.91%
Performance Inception Date		Apr. 29, 2005
INVESCO Income Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			6.15%	0.65%		0.79%	[5]
Performance Inception Date		Apr. 04, 2017
INVESCO Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%	1.10%		1.81%
Invesco Intermediate Bond Factor Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			1.79%	0.81%		1.57%
Performance Inception Date		Aug. 02, 2010
Invesco Intermediate Bond Factor Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.70%	(0.44%)		0.30%
Invesco Intermediate Bond Factor Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.03%	0.17%		0.68%
Invesco Intermediate Bond Factor Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			4.48%	0.87%		1.38%
Performance Inception Date		Aug. 02, 2010
Invesco Intermediate Bond Factor Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			5.89%	1.36%		1.73%
Performance Inception Date		Aug. 02, 2010
Invesco Intermediate Bond Factor Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			6.54%	1.95%		2.29%
Performance Inception Date		Aug. 02, 2010
Invesco Intermediate Bond Factor Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			6.54%	1.89%	[6]	2.11%	[6]
Performance Inception Date		May 24, 2019
Invesco Intermediate Bond Factor Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			6.54%	1.95%		2.37%
Performance Inception Date		Nov. 28, 2012
Invesco Intermediate Bond Factor Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%	1.10%		1.81%
INVESCO Real Estate Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			2.74%	4.44%		5.77%
Performance Inception Date		Dec. 31, 1996
INVESCO Real Estate Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.54%	2.44%		3.44%
INVESCO Real Estate Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.77%	3.09%		4.05%
INVESCO Real Estate Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			6.89%	4.81%		5.73%
Performance Inception Date		May 01, 1995
INVESCO Real Estate Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			8.52%	5.35%		6.10%
Performance Inception Date		Apr. 30, 2004
INVESCO Real Estate Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			9.04%	5.88%		6.63%
Performance Inception Date		Oct. 03, 2008
INVESCO Real Estate Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			8.85%	5.66%		6.39%
Performance Inception Date		Sep. 30, 2003
INVESCO Real Estate Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			9.19%	6.01%		6.77%
Performance Inception Date		Apr. 30, 2004
INVESCO Real Estate Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			9.21%	6.09%		6.85%
Performance Inception Date		Sep. 24, 2012
INVESCO Real Estate Fund | FTSE Nareit All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.36%	7.59%		7.95%
INVESCO Real Estate Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	15.69%		12.03%
INVESCO Short Duration Inflation Protected Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			1.38%	2.20%		1.34%
Performance Inception Date		Oct. 31, 2002
INVESCO Short Duration Inflation Protected Fund | Class A2
Prospectus [Line Items]
Average Annual Return, Percent			3.05%	2.62%		1.58%
Performance Inception Date		Dec. 15, 1987
INVESCO Short Duration Inflation Protected Fund | Class A2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.83%	1.30%		0.66%
INVESCO Short Duration Inflation Protected Fund | Class A2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.79%	1.45%		0.81%
INVESCO Short Duration Inflation Protected Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			4.27%	2.98%		1.81%
Performance Inception Date		Oct. 03, 2008
INVESCO Short Duration Inflation Protected Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			4.16%	2.97%		1.82%
Performance Inception Date		Jul. 13, 1987
INVESCO Short Duration Inflation Protected Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			4.16%	2.98%		1.81%	[7]
Performance Inception Date		Dec. 31, 2015
INVESCO Short Duration Inflation Protected Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		5.53%	1.10%		1.81%
INVESCO Short Duration Inflation Protected Fund | ICE BofA 1-5 Year US Inflation-Linked Treasury Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		4.35%	3.26%		1.93%
INVESCO Short Term Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			3.12%	1.23%		1.31%
Performance Inception Date		Apr. 30, 2004
INVESCO Short Term Bond Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			4.85%	1.39%		1.27%
Performance Inception Date		Aug. 30, 2002
INVESCO Short Term Bond Fund | Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.16%	0.47%		0.43%
INVESCO Short Term Bond Fund | Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.84%	0.67%		0.61%
INVESCO Short Term Bond Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			5.21%	1.40%		1.21%
Performance Inception Date		Apr. 30, 2004
INVESCO Short Term Bond Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			5.86%	1.91%		1.71%
Performance Inception Date		Oct. 03, 2008
INVESCO Short Term Bond Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			5.77%	1.95%		1.76%
Performance Inception Date		Apr. 30, 2004
INVESCO Short Term Bond Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			5.84%	1.99%		1.81%
Performance Inception Date		Sep. 24, 2012
INVESCO Short Term Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%	1.10%		1.81%
INVESCO Short Term Bond Fund | Bloomberg 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.61%	1.51%		1.27%
Invesco U.S. Government Money Portfolio | Invesco Cash Reserve
Prospectus [Line Items]
Average Annual Return, Percent			4.46%	1.45%	[9]	0.76%	[9]
Performance Inception Date		May 24, 2019
Invesco U.S. Government Money Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent			2.58%	1.07%	[10]	0.70%	[10]
Performance Inception Date		May 24, 2019
Invesco U.S. Government Money Portfolio | Class R
Prospectus [Line Items]
Average Annual Return, Percent			4.10%	1.26%	[9]	0.54%	[9]
Performance Inception Date		May 24, 2019
Invesco U.S. Government Money Portfolio | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			4.61%	1.54%		0.93%
Performance Inception Date		Jan. 02, 1987
Invesco U.S. Government Money Portfolio | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.71%	0.91%		0.55%
Invesco U.S. Government Money Portfolio | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.71%	0.91%		0.55%
Invesco U.S. Government Money Portfolio | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			4.73%	1.59%	[10]	0.96%	[10]
Performance Inception Date		May 24, 2019

[1]	Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Credit Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
[2]	The Custom Invesco Global Real Estate Index is composed of the FTSE EPRA Nareit Developed Index (Net) from April 29, 2005 through June 30, 2014; the FTSE EPRA Nareit Global Index (Net) from July 1, 2014 through June 30, 2021; and the FTSE EPRA Nareit Developed Index (Net) from July 1, 2021 onward.
[3]	Performance shown prior to the inception date is that of the Fund's Invesco Cash Reserve shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class A shares. Although invested in the same portfolio of securities, Class A shares' returns of the Fund will be different from Invesco Cash Reserve shares' returns of the Fund as they have different expenses.
[4]	Performance shown prior to the inception date is that of the Fund's Invesco Cash Reserve shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Invesco Cash Reserve shares' returns of the Fund as they have different expenses.
[5]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[6]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[7]	Performance shown prior to the inception date is that of the Fund's Class A2 shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A2 shares' returns of the Fund as they have different expenses.
[8]	Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA 1-5 Year US Inflation-Linked Treasury Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
[9]	Invesco Cash Reserve and Class R shares’ performance shown prior to the inception date is that of the predecessor fund’s Class A shares, restated to reflect the higher 12b-1 fees applicable to Invesco Cash Reserve and Class R shares. Although invested in the same portfolio of securities, Invesco Cash Reserve and Class R shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[10]	Class C and Class R6 shares’ performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value (NAV). Although invested in the same portfolio of securities, Class C and Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.